Taxes on Income (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Net operating carryforward losses
Israel [Member]
Statement Line Items [Line Items]
Corporate tax rate		23.00%	24.00%	25.00%
Description of income tax on non-Israeli subsidiary	The Israeli Parliament’s Plenum approved by a second and third reading the Bill for Amending the Income Tax Ordinance (No. 217) (Reduction of Corporate Tax Rate), 2015, which consists of the reduction of the corporate tax rate from 26.5% to 25%.		The Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018
Eye Fite [Member]
Statement Line Items [Line Items]
Net operating carryforward losses		$ 99,715